Annual Total Returns - Fidelity Advisor® Industrials Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Industrials Fund - Fidelity Advisor Industrials Fund-Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	30.58%
Annual Return 2011	(5.12%)
Annual Return 2012	19.39%
Annual Return 2013	39.41%
Annual Return 2014	5.88%
Annual Return 2015	(2.19%)
Annual Return 2016	15.48%
Annual Return 2017	19.56%
Annual Return 2018	(15.58%)
Annual Return 2019	27.75%